LOSS PER SHARE (Details Narrative)	12 Months Ended
	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Dec. 31, 2014 shares	Dec. 31, 2013 shares
Warrants (Series 7) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration year of warrants				2015
Number of warrants issued				577,795
Institutional Investors [Member] | Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration year of warrants					2015
Number of warrants issued					92,400
Several Investors [Member] | Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration year of warrants				2016	2017
Number of warrants issued				80,166	198,812
Stock Option [Member] | Employees And Service Providers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	2,229,870	1,220,852	824,132